Non-cash operating items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 44.9	$ 107.2	$ 9.1	$ 97.3
Fuel and natural gas in storage	(7.3)	(3.3)	9.8	(0.7)
Supplies and consumables inventory	3.6	(1.1)	(0.2)	(8.6)
Income taxes recoverable	1.1	1.9	4.6	4.0
Prepaid expenses	8.6	21.1	11.9	18.8
Accounts payable, accrued liabilities and other	17.3	(31.2)	(41.6)	(60.3)
Current income tax liability	0.9	3.6	(5.6)	3.6
Net regulatory assets and liabilities	(10.4)	(27.7)	(26.2)	(38.1)
Changes in non-cash operating items	$ 58.7	$ 70.5	$ (38.2)	$ 16.0